Financial Instrument Risk Management	9 Months Ended
Sep. 30, 2023
Financial Instrument Risk Management [Abstract]
FINANCIAL INSTRUMENT RISK MANAGEMENT

NOTE 18. FINANCIAL INSTRUMENT RISK MANAGEMENT

Basis of Fair Value

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

●	Level 3 — Inputs that are not based on observable market data.

The Company’s financial instruments consist of cash, trade receivables, accounts payable and accrued liabilities, lease liabilities, convertible debentures, and loans payable. With the exception of convertible debentures and loans payable, the carrying value of the Company’s financial instruments approximate their fair values due to their short-term maturities. The fair value of convertible debentures and notes payable approximate their carrying value, excluding discounts, due to minimal changes in interest rates and the Company’s credit risk since issuance of the instruments.

The Company is exposed in varying degrees to a variety of financial instrument-related risks. The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures.

Credit Risk

The Company’s principal financial assets are cash and trade receivables. The Company’s credit risk is primarily concentrated in its cash which is held with institutions with a high credit worthiness. The Company carries cash balances at US financial institutions that exceed the federally insured limit of $250,000 per institution and in German financial institutions that exceed €100,000 limit per institution. The Company has not experienced losses on these accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Management believes that the Company is not exposed to any significant credit risk with respect to its cash.

The Company mitigates its credit risk on receivables by actively managing and monitoring its receivables. During the nine months ended September 30, 2023, the Company incurred $95,340 (related to Trade receivable and VAT receivable) and in bad debt expense (2022 - $0). The Company mitigates credit risk by evaluating the creditworthiness of customers prior to conducting business with them and monitoring its exposure for credit losses with existing customers.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. As of September 30, 2023, the Company had an unrestricted cash balance of $9,320,381 to settle current liabilities, excluding the Initial Promissory Note, which is expected to be settled in ordinary shares, of $6,921,813.

Historically, the Company’s primary source of funding has been the issuance of ordinary shares and credit facility borrowings. The Company’s access to financing is always uncertain. There can be no assurance of continued access to equity or debt financing.

The following is an analysis of the contractual maturities of the Company’s financial liabilities as of September 30, 2023:

	Within	More than	More than
	one year	one year	five years
Accounts payable and accrued liabilities	$3,104,456	$-	$-
Convertible promissory note to be settled with ordinary shares	7,207,000	-	-
Convertible loans	74,158	-	-
Silent partnerships	-	971,916	-
Lease liabilities	474,011	923,705	504,663
Intellectual property acquisition liability - related party	400,854	796,664	-
	$11,260,479	$2,692,285	$504,663

Foreign Exchange Risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. As the Company operates in Germany it holds a portion of its cash balances in Euro to approximate its estimated short term operating needs. The remainder of the Company’s cash is held in U.S. Dollars, the Company’s reporting currency, which we also expect to be the currency of the Company’s largest cash outlays over the next twenty-four months.

Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to interest rate risk as its financial liabilities carry interest at fixed rates.

Capital Management

In the management of capital, the Company includes components of stockholders’ equity. The Company aims to manage its capital resources to ensure financial strength and to maximize its financial flexibility by maintaining strong liquidity and by utilizing alternative sources of capital including equity, debt and bank loans or lines of credit to fund continued growth. The Company sets the amount of capital in proportion to risk and based on the availability of funding sources. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. As a young growth company, issuance of equity has been the primary source of capital to date. Additional debt and/or equity financing may be pursued in future as deemed appropriate to balance debt and equity. To maintain or adjust the capital structure, the Company may issue new shares, take on additional debt or sell assets to reduce debt.